Iron Equity Premium Income Fund
IRON EQUITY PREMIUM INCOME FUND Summary
Investment Objective
The IRON Equity Premium Income Fund (the “Premium Income Fund” or the “Fund”) seeks to provide superior risk-adjusted total returns relative to the CBOE S&P 500 BuyWrite Index (BXMSM) (net of Fund expenses).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Premium Income Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Iron Equity Premium Income Fund	Investor Class	Institutional Class
Redemption Fee (as a percentage of the amount redeemed within 30 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Iron Equity Premium Income Fund		Investor Class	Institutional Class
Management Fee		0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	none
Administrative Services Fees		0.10%	none
Remaining Other Expenses		4.10%	4.10%
Acquired Fund Fees and Expenses		0.09%	0.09%
Total Annual Fund Operating Expenses		5.44%	5.09%
Fee Waiver/Expense Reimbursement	[1]	(4.00%)	(4.00%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	[2]	1.44%	1.09%
[1]	The Fund’s adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) do not exceed 1.00% of the Fund’s average daily net assets through January 31, 2019. Any waiver or reimbursement by the Adviser is subject to repayment by the Fund in the three years following the date the particular expense payment occurred, but only if such reimbursement can be achieved without exceeding the applicable annual limit in effect at the time of the expense payment or the reimbursement. This expense cap may not be terminated prior to this date except by the Board of Trustees.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of Expenses to Average Net Assets found in the “Financial Highlights” section of this prospectus. The Fund’s financial highlights reflect the operating expenses of the Fund and do not include the effect of Acquired Fund Fees and Expenses. Without the Fees and Expenses of Acquired Funds, the Total Annual Fund Operating Expenses would be 1.35% for the Investor Class and 1.00% for the Institutional Class.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. It assumes a 5% return on your investment each year and that the Fund’s operating expenses remain the same. Only the first year in each period in the Example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example - Iron Equity Premium Income Fund - USD ($)	1 year	3 years	5 years	10 years
Investor Class	147	1,268	2,380	5,118
Institutional Class	111	1,168	2,223	4,852

Expense Example, No Redemption - Iron Equity Premium Income Fund - USD ($)	1 year	3 years	5 years	10 years
Investor Class	147	1,268	2,380	5,118
Institutional Class	111	1,168	2,223	4,852

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, above, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 6%.
Principal Investment Strategies
The Premium Income Fund invests primarily in one or more exchange-traded funds that track the performance of the S&P 500® Index (the “Underlying ETFs”) while employing an actively managed strategy of writing (selling) call options on all or a portion of the Underlying ETFs. Writing call options is intended to generate income in the form of option writing premiums while reducing volatility associated with the Fund’s exposure to U.S. equities.

Investing in the Underlying ETFs provides the Fund with passive exposure to the performance of the S&P 500® Index, a widely-recognized benchmark of U.S. stock performance that is dominated by the stocks of large U.S. companies. Under normal circumstances, the Fund intends to be substantially invested in one or more Underlying ETFs, regardless of the current or projected performance of the Underlying ETFs. The Fund will, as a policy, invest at least 80% of its net assets in equity securities under normal circumstances. The Fund considers the Underlying ETFs to be “equity securities” for purposes of this policy, and expects that its entire equity portfolio will be comprised of one or more Underlying ETFs.

The Fund’s investment adviser, IRON Financial, LLC (the “Adviser”), actively manages the Fund’s option writing strategy using a quantitative model that takes into account multiple factors, including option premium, certain risk measures, tenor (i.e., the amount of time remaining until expiration), and implied and realized volatility. The Adviser monitors each of the Fund’s open written option positions to determine whether to close out the position (by repurchasing the written option) or to allow the option to expire. This active management is intended to permit the Fund to realize much of the capital appreciation of the Underlying ETFs while capturing option premium and reducing the volatility associated with the Underlying ETFs.

As the seller of a call option on an Underlying ETF, the Fund receives cash (the “premium”) from the purchaser. The purchaser of the call option has the right to purchase the security underlying the option at a specified price (the “exercise price” or “strike price”) at any time during the term of the option. If the purchaser exercises the option, the Fund will be required to deliver the Underlying ETF position covering the option at the exercise price.

The Fund has the flexibility to write call options on the Underlying ETFs with an aggregate notional value equal to the market value of its positions in the Underlying ETFs, or to write no options at all. The extent of the Fund’s option writing activity depends on the Adviser’s assessment of market conditions and the attractiveness of writing call options on the Underlying ETFs.

The Fund’s option writing strategy is intended to reduce the Fund’s volatility relative to U.S. equity securities and provide the Fund with gains from premiums received. However, writing call options may reduce the Fund’s ability to profit from increases in the value of its equity portfolio, especially in sharply rising equity markets.
Principal Risks
All investments involve risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.
  Underlying ETFs Risk. The Fund invests primarily in one or more Underlying ETFs, rather than holding individual stocks or other investments directly. Much of the Fund’s performance depends on the investment performance (positive or negative) of the Underlying ETFs. An investment in the Fund is thus subject to the risks of the Underlying ETFs, including those described below. The Fund and its investors will also indirectly bear a portion of the fees and expenses of the Underlying ETFs held by the Fund. These fees are in addition to the Fund’s direct fees and expenses, and may be considered duplicative. An Underlying ETF’s shares may trade at a market price above or below its net asset value (“NAV”) and an active (or liquid) trading market for an Underlying ETF’s shares may not be maintained. Trading in shares of an Underlying ETF may be halted by the activation of individual or market-wide trading halts.
  Market Risk. The Fund’s investment in an Underlying ETF involves risks similar to investing in equity securities directly or in the fund that holds equity securities. The value of the Underlying ETFs held by the Fund will fluctuate due to general market or economic conditions, including fluctuations caused by economic or political developments, perceived trends in stock prices, and changes in interest or currency rates. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The value of the Underlying ETFs will also fluctuate due to factors affecting specific issuers held by the Underlying ETFs. The Underlying ETFs may, at times, become focused in stocks in a market sector, which would subject the Underlying ETFs to proportionally higher exposure to events affecting that sector. The Underlying ETFs are substantially exposed to the large capitalization sector of the U.S. stock market, which may underperform the overall U.S. stock market for extended periods of time.
  Management Risk. The Fund’s written call option strategy is actively managed and is thus subject to management risk. The Adviser will apply its investment techniques and risk analysis in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. The Fund’s written call option strategy may not be successful in reducing the Fund’s volatility, and could cause the Fund to underperform its benchmark and other funds with similar investment objectives and strategies.
  Quantitative Model Risk. The Adviser’s use of quantitative modeling to assist in managing the Fund’s written call option strategy may not be successful. The quantitative model may be flawed, may not work as expected, and may cause the Fund to underperform other funds with similar investment objectives and strategies.
  Passive Index-Based Investing Risk. The Underlying ETFs are not actively managed and instead designed to passively track the performance of the S&P 500® Index. The Fund anticipates investing substantially in one or more Underlying ETFs regardless of the Adviser’s assessment of the current or projected performance of the Underlying ETFs. Maintaining investments in the Underlying ETFs regardless of market conditions or the performance of the Underlying ETFs could cause the Fund’s returns to be lower than if the Fund employed the fundamental investment approach to security selection with respect to the equity portion of its portfolio.
  Tracking Error Risk. While each Underlying ETF is designed to track the performance of the S&P 500® Index, the performance of an Underlying ETF may differ from the performance of the S&P 500® Index for several reasons, including operating expenses and transaction costs incurred by the Underlying ETF and differences in holdings.
  Written Call Options Risk. The Fund’s call option writing strategy may not reduce the extent of the Fund’s losses during market declines because the Fund will continue to bear the risk of a decline in the value of its equity portfolio. In a sharply declining market, the Fund will likely experience a sharp decline in its NAV. There are several additional risks associated with writing call options, including the following:
  As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market value of the Underlying ETF covering the option and foregoes, during the life of the option, the opportunity to profit from an increase in the market value of the Underlying ETF above the strike price of the call. In a rising market, the Fund could significantly underperform the market.
  The effective use of written call options depends on the Fund’s ability to terminate these options positions at times when the Adviser deems it desirable to do so. There is no guarantee that the Fund will be able to effect closing transactions on written options at any particular time or at an acceptable price. A liquid market may not exist when the Fund seeks to close out a written call option position. If the Fund is unable to close out an unexpired written option position, the Fund would not be able to sell the Underlying ETF covering the option until the option expires.
  Market conditions or a lack of a ready market for a particular call option may reduce the effectiveness of the Fund’s written option strategy and prevent the Fund from achieving its investment objective.
  In certain circumstances, the exercise (or strike) price of a call option written by the Fund on an Underlying ETF may be adjusted downward before the option’s expiration because of events affecting the Underlying ETF. This would reduce the Fund’s capital appreciation potential on the Underlying ETF.
  The Fund’s options transactions will be subject to limitations established by each of the exchanges or other trading facilities on which such options are traded.
  Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Performance
The bar chart below shows how the Premium Income Fund’s investment returns have varied from year to year since the Fund’s inception as represented by Institutional Class shares. The table shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Institutional Class Annual Total Return (for years ended December 31st)

Highest/Lowest quarterly results during this time period were:

Best Quarter:	1st Quarter, 2017, 5.11%
Worst Quarter:	1st Quarter, 2016, (0.45)%

Average Annual Total Returns (for the periods ended December 31, 2017)
Average Annual Total Returns - Iron Equity Premium Income Fund		One Year	Since Inception [1]	Inception Date
Institutional Class		16.71%	10.44%	Oct. 30, 2015
Institutional Class | Return After Taxes on Distributions		14.27%	9.18%	Oct. 30, 2015
Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares		9.54%	7.54%	Oct. 30, 2015
Investor Class		16.33%	10.09%	Oct. 30, 2015
CBOE S&P 500 BuyWrite Index	[2]	13.00%	8.96%	Oct. 30, 2015
[1]	Institutional Class and Investor Class shares commenced operations on October 30, 2015. The “Since Inception” return for the CBOE S&P 500 BuyWrite Index is shown as of October 30, 2015.
[2]	The CBOE S&P BuyWrite Index is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index. A “buy-write” strategy generally is considered to be an investment strategy in which an investor buys a stock or a basket of stocks, and also writes covered call options that correspond to the stock or basket of stocks.